COMMON SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
COMMON SHARE CAPITAL
COMMON SHARE CAPITAL

15.           COMMON SHARE CAPITAL

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value. A summary of common share transactions for the years ended December 31, 2020 and 2019 is as follows:

	Year ended		Year ended
	December 31, 2020		December 31, 2019
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,253,766	$14,926.2	1,250,229	$14,913.4
Transfer to contributed surplus on reduction of stated capital(a)	—	(10,473.4)	—	—
Issued under share option and restricted share plans	4,554	20.9	3,537	12.8
Balance at end of period	1,258,320	$4,473.7	1,253,766	$14,926.2

Total common share capital		$4,473.7		$14,926.2

(a)	Effective as of May 6, 2020, the shareholders of the Company approved a resolution to reduce the stated capital account of the common shares, with a resulting addition to contributed surplus.

i.Dividends on common shares

The following summarizes dividends declared and paid during the year ended December 31, 2020:

		Total
	Per share	amount
Dividends declared during the periods:
Three months ended March 31, 2020	$—	$—
Three months ended June 30, 2020	—	—
Three months ended September 30, 2020	0.03	37.7
Three months ended December 31, 2020	0.03	37.8
Total		$75.5
Dividends paid during the periods:
Three months ended March 31, 2020	$—	$—
Three months ended June 30, 2020	—	—
Three months ended September 30, 2020	—	—
Three months ended December 31, 2020	0.06	75.5
Total		$75.5

On February 10, 2021 the Board of Directors declared a dividend of $0.03 per common share payable on March 18, 2021 to shareholders of record on March 3, 2021.

There were no dividends declared but unpaid at December 31, 2020, and no dividends were declared or paid during the year ended December 31, 2019.